Schedule of Stock Options Outstanding and Exercisable (Details)	3 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	7,590,000	7,590,000	7,640,000	11,900,000
Exercise Price | (per share)	$ 0.08	$ 0.10
Number of Options Vested	7,590,000
Exercise Price One [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	200,000	200,000
Exercise Price | $ / shares	$ 0.12
Expiry Date	Sep. 15, 2022
Number of Options Vested	200,000
Exercise Price Two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	1,750,000	1,750,000
Exercise Price | $ / shares	$ 0.12
Expiry Date	Oct. 24, 2023
Number of Options Vested	1,750,000
Exercise Price Three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	3,800,000	3,800,000
Exercise Price | $ / shares	$ 0.12
Expiry Date	Sep. 19, 2024
Number of Options Vested	3,800,000
Exercise Price Four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	640,000	640,000
Exercise Price | $ / shares	$ 0.06
Expiry Date	Jul. 31, 2025
Number of Options Vested	640,000
Exercise Price Five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	950,000	950,000
Exercise Price | $ / shares	$ 0.08
Expiry Date	Dec. 17, 2022
Number of Options Vested	950,000
Exercise Price Six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	250,000	250,000
Exercise Price | $ / shares	$ 0.31
Expiry Date	Jun. 06, 2026
Number of Options Vested	250,000